Annual Total Returns[BarChart] - PIMCO StocksPLUS Long Duration Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.15%	27.22%	18.86%	34.23%	(3.19%)	20.42%	32.87%	(9.69%)	52.60%	35.62%